STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Comprehensive income (loss) [Member]
Balance at Dec. 31, 2008	$ 10,102	$ 98	$ 31,137	$ (692)	$ (20,441)
Balance, shares at Dec. 31, 2008		8,925,638
Issuance of Ordinary shares in exchange for acquisition of non-controlling interest of ASG		4	(4)
Issuance of Ordinary shares in exchange for acquisition of non-controlling interest of ASG, shares		400,000
Change in foreign currency translation adjustments, net	15			15		15
Net profit (loss)	(5,098)				(5,098)	(5,098)
Comprehensive loss						(5,083)
Stock-based compensation expenses	11		11
Balance at Dec. 31, 2009	5,030	102	31,144	(677)	(25,539)
Balance, shares at Dec. 31, 2009		9,325,638
Issuance of Ordinary shares in conjunction with consulting services (Note 12b)	79	1	78
Issuance of Ordinary shares in conjunction with consulting services (Note 12b), shares		75,000
Change in foreign currency translation adjustments, net	(498)			(498)		(498)
Net profit (loss)	(460)				(460)	(460)
Comprehensive loss						(958)
Stock-based compensation expenses	141		141
Balance at Dec. 31, 2010	4,292	103	31,363	(1,175)	(25,999)
Balance, shares at Dec. 31, 2010	9,400,638	9,400,638
Exercise of stock options	62	1	61
Exercise of stock options, shares		47,920
Issuance of Ordinary shares and Warrants (Note 12e)	2,497	17	2,480
Issuance of Ordinary shares and Warrants (Note 12e), shares		1,425,000
Change in foreign currency translation adjustments, net	(275)			(275)		(275)
Net profit (loss)	2,350				2,350	2,350
Comprehensive loss						2,075
Stock-based compensation expenses	214		214
Balance at Dec. 31, 2011	$ 9,140	$ 121	$ 34,118	$ (1,450)	$ (23,649)
Balance, shares at Dec. 31, 2011	10,873,558	10,873,558